Business Combination and Reverse Recapitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	Jun. 30, 2025
Business Combination and Reverse Recapitalization [Line Items]
Listing expense	$ 13,755,620
Redemptions amount	61,468,797
Remaining trust cash	1,467,432
Liabilities assumed	2,328,723
Net liabilities	$ 861,291
Shares issued (in Shares)						600,000
Ordinary shares outstanding (in Shares)	234,152,398
Ordinary Shares [Member]
Business Combination and Reverse Recapitalization [Line Items]
Shares issued (in Shares)	600,000
Ordinary shares outstanding (in Shares)	234,152,398

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.